Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Income from investments in leaseback vessels	$ 17,932	$ 12,682
Revenues	420,243	440,760
EXPENSES:
Voyage expenses	(30,859)	(23,383)
Voyage expenses-related parties (Note 4)	(5,032)	(5,819)
Vessels’ operating expenses	(84,089)	(79,171)
General and administrative expenses	(6,842)	(5,781)
General and administrative expenses – related parties (Note 4)	(6,085)	(4,294)
Management fees-related parties (Note 4)	(14,784)	(14,178)
Amortization of dry-docking and special survey costs (Note 9)	(11,108)	(9,530)
Depreciation (Notes 8, 11 and 20)	(65,414)	(63,492)
Foreign exchange gains /(losses)	(976)	2,571
Operating income	195,054	237,683
OTHER INCOME / (EXPENSES):
Interest income	6,652	11,779
Interest and finance costs (Note 16)	(36,509)	(45,210)
Other, net	278	27
Gain on derivative instruments, net (Note 18)	326	13,767
Total other expenses, net	(29,253)	(19,637)
Net income from continuing operations	165,801	218,046
Net Loss from discontinued operations (Note 3)	0	(27,547)
Net income	165,801	190,499
Net income attributable to the non-controlling interest (Note 15)	(2,752)	(1,677)
Net income attributable to Costamare Inc.	163,049	188,822
Earnings allocated to Preferred Stock (Note 15)	(10,402)	(10,402)
Net income available to Common Stockholders	$ 152,647	$ 178,420
Earnings per common share, basic and diluted - Total (Note 15) (in dollars per share)	$ 1.27	$ 1.49
Earnings per common share, basic and diluted – Continuing operations (Note 15) (in dollars per share)	1.27	1.71
Losses per common share, basic and diluted – Discontinued operations (Note 15) (in dollars per share)	$ 0	$ (0.23)
Weighted average number of shares, basic and diluted (Note 15) (in shares)	120,666,982	120,039,623
Nonrelated Party [Member]
REVENUES:
Total voyage revenue	$ 402,311	$ 428,078